Change in Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Pension Plans, Defined Benefit
Benefit obligation, beginning of year	$ 2,261	[1]	$ 2,008
Service cost	62		69
Interest cost	128		129
Plan participants' contributions	0		0
Actuarial (gain)/loss	415		209
Benefits paid	(109)		(95)
Less federal Medicare drug subsidy	0		0
Plan amendments	0		(59)
Curtailments	96		0
Benefit obligation, end of year	2,661	[1]	2,261	[1]
Other Postretirement Benefit Plans, Defined Benefit
Benefit obligation, beginning of year	189	[1]	179
Service cost	0		0
Interest cost	9		10
Plan participants' contributions	22		20
Actuarial (gain)/loss	(17)		7
Benefits paid	(33)		(30)
Less federal Medicare drug subsidy	3		3
Plan amendments	0		0
Curtailments	0		0
Benefit obligation, end of year	$ 173	[1]	$ 189	[1]

[1]	Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.